Commitments - Non-cancellable Operating Lease Rentals (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	6.0	5.1
Less than one year
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	2.4	2.2
Between one and three years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	3.0	2.1
Between three and five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	0.4	0.6
More than five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	0.2	0.2